CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Ordinary shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Total Mercurity Fintech Holding Inc. shareholders' equity	Total
Beginning Balance at Dec. 31, 2019	$ 21,096	$ 645,330,800	$ (638,368,341)	$ 1,051,186	$ 8,034,741	$ 8,034,741
Beginning Balance (in shares) at Dec. 31, 2019	2,108,869,528
Increase (Decrease) in Stockholders' Equity
Share options exercised	$ 184	0	0	0	184	$ 184
Share options exercised (Shares)	18,270,720					55,983,312
Share-based compensation	$ 0	285,950	0	0	285,950	$ 285,950
Share-based compensation (Shares)	0
Issuance of shares as a consideration for acquisition	$ 7,618	3,229,987	0	0	3,237,605	3,237,605
Issuance of shares as a consideration for acquisition (Shares)	761,789,601
Issuance of shares in the private placement	$ 900	299,100	0	0	300,000	300,000
Issuance of shares in the private placement (Shares)	90,000,000
Settlement of share options exercised with shares held by depository bank	$ 7	(7)	0	0	0	0
Settlement of share options exercised with shares held by depository bank (Shares)	(650,520)
Foreign currency translation	$ 0	0	0	45,396	45,396	45,396
Net loss	0	0	(1,651,273)	0	(1,651,273)	(1,651,273)
Ending Balance at Dec. 31, 2020	$ 29,805	649,145,830	(640,019,614)	1,096,582	10,252,603	10,252,603
Ending Balance (in shares) at Dec. 31, 2020	2,978,278,329
Increase (Decrease) in Stockholders' Equity
Share options exercised	$ 36	13,058	0	0	13,094	$ 13,094
Share options exercised (Shares)	3,602,880					775,117,466
Share-based compensation	$ 6,032	8,343,830	0	0	8,349,862	$ 8,349,862
Share-based compensation (Shares)	603,177,880
Issuance of shares in the private placement	$ 13,528	10,680,971	0	0	10,694,499	10,694,499
Issuance of shares in the private placement (Shares)	1,352,857,140
Foreign currency translation	$ 0	0	0	3,285	3,285	3,285
Net loss	0	0	(21,665,704)	0	(21,665,704)	(21,665,704)
Ending Balance at Dec. 31, 2021	$ 49,401	668,183,689	(661,685,318)	1,099,867	7,647,639	$ 7,647,639
Ending Balance (in shares) at Dec. 31, 2021	4,937,916,229					4,937,916,229
Increase (Decrease) in Stockholders' Equity
Share options exercised (Shares)						868,563,072
Share-based compensation	$ 2,058	556,337	0	0	558,395	$ 558,395
Share-based compensation (Shares)	205,800,000
Issuance of shares as a consideration for acquisition	$ 27,182	6,270,746	0	0	6,297,928	6,297,928
Issuance of shares as a consideration for acquisition (Shares)	2,718,181,818
Issuance of shares in the private placement	$ 62,075	7,838,225	0	0	7,900,300	7,900,300
Issuance of shares in the private placement (Shares)	6,207,547,511
Foreign currency translation	$ 0	0	0	28,289	28,289	28,289
Net loss	0	0	(5,634,971)	31,284	(5,603,687)	(5,600,000)
Ending Balance at Dec. 31, 2022	$ 140,716	$ 682,848,997	$ (667,320,289)	$ 1,159,440	$ 16,828,864	$ 16,828,864
Ending Balance (in shares) at Dec. 31, 2022	14,069,445,558					14,069,445,558